Prepayments, Receivables and Other Assets (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivable from a third-party company	$ 736,420	$ 3,530,675
Staff IOU	1,141,801	943,718
Others	296,008	144,347
Total	$ 2,174,229	$ 4,618,740